Note 26 - Segment Information - Schedule of Segment Reporting Information By Segment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Sales of goods	€ 24,045	€ 21,906	€ 16,895
Sales of RPPs & leases	4,906	4,408	3,957
Sales of spare parts and services	6,628	5,904	5,400
Total sales	35,579	32,218	26,252
Other revenues	32	35	533
Total revenues	35,611	32,253	26,785
Total COS	(19,200)	(18,468)	(15,584)
Gross margin	16,411	13,785	11,201
Research and development expenses	(3,868)	(2,690)	(2,932)
Selling and marketing expenses	(8,856)	(7,406)	(6,678)
General and administrative expenses	(3,296)	(3,202)	(3,328)
Total expenses	(16,019)	(13,298)	(12,937)
Segment operating income (loss)	392	488	(1,736)
Total Assets	46,591	38,581	32,154
Capital expenditures	1,621	664	1,033
Long-lived assets	5,779	4,949	4,902
Goodwill	2,412	2,412	2,412
High Intensity Focused Ultrasound (HIFU) [Member]
Sales of goods	9,382	4,878	5,270
Sales of RPPs & leases	3,547	2,908	2,170
Sales of spare parts and services	862	658	760
Total sales	13,791	8,444	8,200
Other revenues	28	32	518
Total revenues	13,819	8,476	8,718
Total COS	(5,710)	(3,636)	(3,683)
Gross margin	8,109	4,841	5,035
Research and development expenses	(2,452)	(1,387)	(1,062)
Selling and marketing expenses	(3,888)	(2,284)	(2,151)
General and administrative expenses	(804)	(646)	(660)
Total expenses	(7,144)	(4,318)	(3,874)
Segment operating income (loss)	964	523	1,162
Total Assets	11,680	9,619	7,468
Capital expenditures	1,013	457	464
Long-lived assets	1,775	1,437	1,410
Goodwill	645	645	645
Urology Devices and Services (UDS) [Member]
Sales of goods	14,664	17,027	11,625
Sales of RPPs & leases	1,359	1,501	1,787
Sales of spare parts and services	5,766	5,246	4,640
Total sales	21,789	23,774	18,052
Other revenues	4	3	15
Total revenues	21,792	23,777	18,067
Total COS	(13,490)	(14,832)	(11,901)
Gross margin	8,302	8,945	6,166
Research and development expenses	(1,416)	(992)	(646)
Selling and marketing expenses	(4,968)	(5,122)	(4,527)
General and administrative expenses	(1,177)	(1,192)	(1,153)
Total expenses	(7,560)	(7,306)	(6,326)
Segment operating income (loss)	742	1,639	(160)
Total Assets	24,202	25,818	20,778
Capital expenditures	608	207	569
Long-lived assets	3,812	3,320	3,300
Goodwill	1,767	1,767	1,767
EDAP Technomed Co Ltd. [Member]
Sales of goods
Sales of RPPs & leases
Sales of spare parts and services
Total sales
Other revenues
Total revenues
Total COS
Gross margin
Research and development expenses
Selling and marketing expenses
General and administrative expenses	(1,315)
Total expenses	(1,315)
Segment operating income (loss)	(1,315)
Total Assets	10,709
Capital expenditures
Long-lived assets	192
Goodwill
Corporate Segment [Member]
Sales of goods
Sales of RPPs & leases
Sales of spare parts and services
Total sales
Other revenues
Total revenues
Total COS
Gross margin
Research and development expenses
Selling and marketing expenses
General and administrative expenses		(1,363)	(1,514)
Total expenses		(1,363)	(1,514)
Segment operating income (loss)		(1,363)	(1,514)
Total Assets		3,144	3,715
Capital expenditures
Long-lived assets		192	192
Goodwill
FDA [Member]
Sales of goods
Sales of RPPs & leases
Sales of spare parts and services
Total sales
Other revenues
Total revenues
Total COS
Gross margin
Research and development expenses		(311)	(1,224)
Selling and marketing expenses
General and administrative expenses
Total expenses	1	(311)	(1,224)
Segment operating income (loss)	1	(311)	(1,224)
Total Assets			193
Capital expenditures
Long-lived assets
Goodwill